Related Party Transactions (Details Narrative) (USD $)	1 Months Ended	3 Months Ended
	Jul. 31, 2010	Jul. 31, 2012	Apr. 30, 2012	Jul. 01, 2010
Related Party Transactions [Abstract]
Long-term receivable			$ 302,536
Professional fees		52,500
Percentage of remaining working interest in project	10.00%			10.00%
Percentage of gross overriding royalty interest (GOR)	2.75%			2.75%
Percentage of recovery of GOR payments to partner	50.00%
Bank prime rate	3.00%
Oustanding receivable			302,536
Interest receivable			32,515
Fees due to law firm		$ 51,465